Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,933.40
Offering Note	This registration statement registers 7,000,000 shares of common stock, $0.01 par value per share, of Planet Green Holdings Corp. (the "Common Stock") to be issued from time to time in accordance with the Planet Green Holdings Corp. 2025 Equity Incentive Plan. (2) Calculated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended based on the average of the high and low sales prices for the Common Stock as reported on the New York Stock Exchange on October 3, 2025.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2025 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.